Intangible assets - Expected Future Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2020	$ 1,083	$ 1,150
2021	1,048	1,133
2022	1,048	1,102
2023	1,048	1,102
2024	$ 1,048	$ 1,102